SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Note 16: Subsequent Events
The Company has evaluated the period subsequent to September 30, 2022 through the date of issuance for material events that did not exist at the balance sheet date but arose after that date and determined that no subsequent events arose that should be disclosed in order to keep the financial statements from being misleading.

Note 15: Subsequent Events
In January 2022, the Company received $188,890 of additional funding from shareholders in exchange for the issuance of 37,778 shares of Series C preferred stock. The rights and preferences of the preferred stock are discussed in Note 6.
The Company has evaluated subsequent events through March 25, 2022, which is the date the financial statements were available to be issued. Except as noted above, there have been no subsequent events.

Tailwind Acquisition Corp [Member]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Other than as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.
On October 7, 2022, the Company issued a press release announcing the transfer of its listing to NYSE American LLC (“NYSE American”). In connection with listing on NYSE American, the Company voluntarily delisted from The New York Stock Exchange. The Company transferred its listing to NYSE American on October 12, 2022.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 31, 2022, the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the
consolidated financial statements.